Schedule of investments
Delaware Covered Call Strategy Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.58%♦
Communication Services — 8.04%
Alphabet Class A ~, †	2,800	$ 6,101,928
Verizon Communications ~	46,500	2,359,875
		8,461,803
Consumer Discretionary — 12.87%
Amazon.com ~, †	20,000	2,124,200
Booking Holdings ~, †	2,100	3,672,879
Home Depot ~	14,900	4,086,623
Tesla ~, †	3,300	2,222,286
TJX ~	25,900	1,446,515
		13,552,503
Consumer Staples — 5.52%
Costco Wholesale ~	7,000	3,354,960
Philip Morris International ~	24,900	2,458,626
		5,813,586
Energy — 6.63%
Chevron ~	25,100	3,633,978
Exxon Mobil ~	39,100	3,348,524
		6,982,502
Financials — 7.26%
Bank of America ~	95,200	2,963,576
BlackRock ~	3,300	2,009,832
JPMorgan Chase & Co. ~	23,700	2,668,857
		7,642,265
Healthcare — 12.08%
Amgen ~	9,800	2,384,340
Bristol-Myers Squibb ~	26,300	2,025,100
Medtronic ~	39,400	3,536,150
UnitedHealth Group ~	9,300	4,776,759
		12,722,349
Industrials — 11.64%
Honeywell International ~	11,900	2,068,339
Lockheed Martin ~	6,300	2,708,748
Raytheon Technologies ~	24,900	2,393,139
Southwest Airlines ~, †	62,100	2,243,052
Union Pacific ~	13,300	2,836,624
		12,249,902
Information Technology — 27.94%
Apple ~	62,200	8,503,984
Broadcom ~	9,600	4,663,776
Mastercard Class A ~	11,800	3,722,664
Microsoft ~	30,400	7,807,632
Texas Instruments ~	30,700	4,717,055
		29,415,111
Materials — 3.39%
PPG Industries ~	31,200	3,567,408
		3,567,408
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 4.21%
NextEra Energy ~	57,200	$ 4,430,712
		4,430,712
Total Common Stocks (cost $80,895,835)		104,838,141

Short-Term Investments — 2.42%
Money Market Mutual Funds — 2.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	635,563	635,563
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	635,564	635,564
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	635,564	635,564
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	635,565	635,565
Total Short-Term Investments (cost $2,542,256)		2,542,256
Total Value of Securities Before Options Written—102.00% (cost $83,438,091)		107,380,397
	Number of contracts
Options Written — (1.65%)
Equity Call Options — (1.65%)
Alphabet, strike price $2,700, expiration date 7/15/22, notional amount $(7,560,000)	(28)	(4,340)
Amazon.com, strike price $120, expiration date 8/19/22, notional amount $(2,400,000)	(200)	(60,000)
Amgen, strike price $250, expiration date 7/15/22, notional amount $(2,450,000)	(98)	(13,426)
NQ-QCV [6/22] 8/22 (2351903)    1

Schedule of investments
Delaware Covered Call Strategy Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple, strike price $155, expiration date 8/19/22, notional amount $(9,641,000)	(622)	$ (93,611)
Bank of America, strike price $33, expiration date 9/16/22, notional amount $(3,141,600)	(952)	(118,048)
BlackRock, strike price $700, expiration date 7/15/22, notional amount $(2,310,000)	(33)	(2,723)
Booking Holdings, strike price $2,300, expiration date 8/19/22, notional amount $(4,830,000)	(21)	(19,005)
Bristol-Myers Squibb, strike price $75, expiration date 9/16/22, notional amount $(1,972,500)	(263)	(122,295)
Broadcom, strike price $550, expiration date 7/15/22, notional amount $(5,280,000)	(96)	(3,840)
Chevron, strike price $160, expiration date 8/19/22, notional amount $(4,016,000)	(251)	(75,802)
Costco Wholesale, strike price $600, expiration date 7/15/22, notional amount $(4,200,000)	(70)	(140)
Exxon Mobil, strike price $90, expiration date 9/16/22, notional amount $(3,519,000)	(391)	(176,927)
Home Depot, strike price $300, expiration date 8/19/22, notional amount $(4,470,000)	(149)	(67,422)
Honeywell International, strike price $200, expiration date 7/15/22, notional amount $(2,380,000)	(119)	(1,785)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
JPMorgan Chase & Co., strike price $140, expiration date 7/15/22, notional amount $(3,318,000)	(237)	$ (593)
Lockheed Martin, strike price $470, expiration date 9/16/22, notional amount $(2,961,000)	(63)	(40,635)
Mastercard, strike price $320, expiration date 9/16/22, notional amount $(3,776,000)	(118)	(233,935)
Medtronic, strike price $105, expiration date 7/15/22, notional amount $(4,137,000)	(394)	(1,182)
Microsoft, strike price $300, expiration date 7/15/22, notional amount $(9,120,000)	(304)	(2,280)
NextEra Energy, strike price $82.50, expiration date 9/16/22, notional amount $(4,719,000)	(572)	(120,120)
Philip Morris International, strike price $105, expiration date 9/16/22, notional amount $(2,614,500)	(249)	(57,892)
PPG Industries, strike price $125, expiration date 8/19/22, notional amount $(3,900,000)	(312)	(71,760)
Raytheon Technologies, strike price $95, expiration date 8/19/22, notional amount $(2,365,500)	(249)	(122,010)
Southwest Airlines, strike price $47.50, expiration date 9/16/22, notional amount $(2,949,750)	(621)	(15,525)
Tesla, strike price $1,025, expiration date 7/15/22, notional amount $(3,382,500)	(33)	(528)

2    NQ-QCV [6/22] 8/22 (2351903)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Texas Instruments, strike price $175, expiration date 9/16/22, notional amount $(5,372,500)	(307)	$ (52,958)
TJX, strike price $70, expiration date 7/15/22, notional amount $(1,813,000)	(259)	(2,072)
Union Pacific, strike price $230, expiration date 8/19/22, notional amount $(3,059,000)	(133)	(39,568)
UnitedHealth Group, strike price $500, expiration date 7/15/22, notional amount $(4,650,000)	(93)	(210,412)
Verizon Communications, strike price $55, expiration date 7/15/22, notional amount $(2,557,500)	(465)	(2,093)
Total Options Written (premium received $4,548,330)		$(1,732,927)

Liabilities Net of Receivables and Other Assets—(0.35%)		(363,288)
Net Assets Applicable to 8,670,034 Shares Outstanding—100.00%		$105,284,182

♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

NQ-QCV [6/22] 8/22 (2351903)    3